Segment reporting	6 Months Ended
Jun. 30, 2019
Segment reporting
Segment reporting

Note 17 – Segment reporting

The chief operating decision-maker organizes and manages the business under two operating segments, consisting of royalty, stream and working interests in each of the mining and energy sectors.

The Company’s reportable segments for purposes of assessing performance are presented as follows:

For the three months ended June 30, 2019	Mining	Energy	Total
Revenue	$142.9	$27.6	$170.5

Income/(expenses)
Costs of sales	$25.6	$1.8	$27.4
Depletion and depreciation	46.7	11.4	58.1
Segment gross profit	$70.6	$14.4	$85.0

For the three months ended June 30, 2018	Mining	Energy	Total
Revenue	$138.6	$22.7	$161.3

Income/(expenses)
Costs of sales	$28.3	$1.5	$29.8
Depletion and depreciation	49.7	9.1	58.8
Segment gross profit	$60.6	$12.1	$72.7

For the six months ended June 30, 2019	Mining	Energy	Total
Revenue	$301.9	$48.4	$350.3

Income/(expenses)
Costs of sales	$56.6	$3.2	$59.8
Depletion and depreciation	97.3	20.8	118.1
Segment gross profit	$148.0	$24.4	$172.4

For the six months ended June 30, 2018	Mining	Energy	Total
Revenue	$292.7	$41.7	$334.4

Income/(expenses)
Costs of sales	$57.5	$2.5	$60.0
Depletion and depreciation	102.4	16.2	118.6
Segment gross profit	$132.8	$23.0	$155.8

A reconciliation of total segment gross profit to the consolidated net income before income taxes is presented below:

	For the three months ended		For the six months ended
	June 30,		June 30,
	2019	2018	2019	2018
Total segment gross profit	$85.0	$72.7	$172.4	$155.8

Other operating (income)/expenses
General and administrative expenses	$5.6	$7.0	$12.5	$12.2
Gain on sale of bullion	(0.4)	-	(0.8)	(0.3)
Depreciation	0.8	0.8	1.7	1.6
Foreign exchange (gain) and other income (expenses)	-	0.1	-	(0.5)
Income before finance items and income taxes	$79.0	$64.8	$159.0	$142.8

Finance items
Finance income	$1.2	$0.7	$1.9	$1.7
Finance expenses	(2.5)	(0.8)	(5.0)	(1.7)
Net income before income taxes	$77.7	$64.7	$155.9	$142.8